Consolidated Statement of Income - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2018		Oct. 31, 2017	Oct. 31, 2016
Interest income
Loans	[1],[2]	$ 24,991		$ 21,719	$ 20,419
Securities	[1],[2]	1,771		1,403	1,237
Securities purchased under resale agreements and securities borrowed	[1],[2]	446		283	158
Deposits with financial institutions	[1],[2]	859		522	394
Interest income	[1],[2]	28,067		23,927	22,208
Interest expense
Deposits		10,544		7,878	6,793
Subordinated debentures		214		226	232
Other		1,118		788	891
Interest expenses		11,876		8,892	7,916
Net interest income		16,191		15,035	14,292
Non-interest income
Banking	[2]	4,001		3,855	3,669
Wealth management	[2]	3,341		3,318	3,282
Underwriting and other advisory	[2]	514		598	594
Non-trading foreign exchange	[2]	622		557	540
Trading revenues	[2],[3]	1,420		986	1,228
Net gain on sale of investment securities	[2]	146		380	534
Net income from investments in associated corporations	[2]	559		407	414
Insurance underwriting income, net of claims	[2]	686		626	603
Other fees and commissions	[2],[3]	841		903	732
Other	[2],[3]	454		490	462
Total non-interest income	[2]	12,584		12,120	12,058
Total revenue		28,775		27,155	26,350
Provision for credit losses	[2]	2,611		2,249	2,412
Profit from operating activity		26,164		24,906	23,938
Non-interest expenses
Salaries and employee benefits		7,455		7,375	7,025
Premises and technology		2,577		2,436	2,238
Depreciation and amortization		848		761	684
Communications		447		437	442
Advertising and business development		581		581	617
Professional		881		775	693
Business and capital taxes		464		423	403
Other		1,805		1,842	2,438
Total non-interest expenses		15,058		14,630	14,540
Income before taxes		11,106		10,276	9,398
Income tax expense		2,382		2,033	2,030
Net income		8,724	[4]	8,243	7,368
Net income attributable to non-controlling interests in subsidiaries		176		238	251
Net income attributable to equity holders of the Bank		8,548		8,005	7,117
Preferred shareholders and other equity instrument holders		187		129	130
Common shareholders		$ 8,361		$ 7,876	$ 6,987
Earnings per common share (in dollars)
Basic		$ 6.90		$ 6.55	$ 5.80
Diluted		6.82		6.49	5.77
Dividends paid per common share (in dollars)		$ 3.28		$ 3.05	$ 2.88

[1]	Interest income on financial assets measured at amortized cost and FVOCI is calculated using the effective interest method. Includes interest income of $27,854 for the year ended October 31, 2018 from these financial assets.
[2]	The amounts for the year ended October 31, 2018 have been prepared in accordance with IFRS 9; prior year amounts have not been restated (refer to Notes 3 and 4)
[3]	Prior year amounts have been reclassified to conform with current period presentation.
[4]	The amounts for year ended October 31, 2018 have been prepared in accordance with IFRS 9; prior year amounts have not been restated (refer to Notes 3 and 4).